Intangible Assets	6 Months Ended
Jun. 30, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS
10.	INTANGIBLE ASSETS

Intangible assets as of December 31, 2024 and June 30, 2025 are as follows:

	As of December 31, 2024	As of June 30, 2025
	US$	US$
Trademark	—	55,810
Less: accumulated amortisation	—	(930)
Net book value	—	54,880

For the six months ended June 30, 2025, the Company recorded US$930 in amortization expenses with no impairment charges. No amortization or impairment was recorded during the six months ended June 30, 2024.